Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 579,508	$ 7,608,149	$ 3,017,704
Receivables	79,036	75,765	246,671
Prepaid Expenses	103,931	114,717	135,767
Assets Held For Sale	40,052,477	0	0
Total Current Assets	40,814,952	7,798,631	3,400,142
Non-current Assets
Restricted Cash Equivalents	34,500	34,500	34,500
Reclamation Deposits	21,055	21,055	21,055
Right-of-use Asset	0	18,430	50,023
Equipment	41,035	153,800	159,484
Mineral Properties	21,134,876	31,806,594	23,782,884
Total Assets	62,046,418	39,833,010	27,448,088
Current Liabilities
Accounts Payable And Accrued Liabilities	2,502,139	1,759,163	2,420,392
Lease Liability	0	20,533	32,285
Liabilities Associated With Assets Held For Sale	6,816,407	0	0
Total Current Liabilities	9,318,546	1,779,696	2,452,677
Non-current Liabilities
Lease Liability	0	0	20,533
Provision For Closure And Reclamation	2,037,731	695,257	266,790
Tax Provision	0	0	0
Total Liabilities	11,356,277	2,474,953	2,740,000
Equity
Share Capital	214,790,904	197,612,182	181,129,012
Reserves	26,335,247	24,852,022	24,058,336
Deficit	(191,935,861)	(185,106,147)	(180,479,260)
Equity Attributable To Owners Of Parent	49,190,290	37,358,057	24,708,088
Equity Attributable To Non-controlling Interests	1,499,851	0	0
Total Liabilities And Equity	$ 62,046,418	$ 39,833,010	$ 27,448,088